Share based compensation (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		0 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Nov. 20, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Consideration for shares repurchased		$ 833
2011 Global Share Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, minimum
Exercise price, maximum	15
Shares authorized	10,401,229
2014 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual increase percentage of outstanding share capital	1.50%
Class A Ordinary Shares [Member] | 2014 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized	6,300,000
Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares transferred			1,355,714
Value of shares transferred			17,394
Intrinsic value of options outstanding			14,394
Purchase price of shares			3,000
Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	500,000	2,837,500			1,200,000
Vesting period	4 years
Share-based compensation expense	6,138	2,517			178
Unamortized share-based compensation cost, options	13,921
Weighted average recognition period for unamortized share-based compensation cost	1 year 3 months 18 days
Shares repurchased				910,000
Consideration for shares repurchased				833
Intrinsic value of options outstanding	79,877	85,854			21,429	2,720
Share Options [Member] | Share-based Compensation Award, Tranche One [Member] | 2011 Global Share Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate	25.00%
Share Options [Member] | Share-based Compensation Award, Tranche Two [Member] | 2011 Global Share Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate	2.08333%
Founders' Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	138	105			86
Grant date fair value per restricted share	0.01
Founders' Shares [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate	25.00%
Vesting period	4 years
Founders' Shares [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	36 months
Founders' Shares [Member] | Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares transferred		1,293,125
Value of shares transferred		15,776
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	89
Unamortized share-based compensation cost, founders' shares	34
Weighted average recognition period for unamortized share-based compensation cost	3 years 7 months 10 days